Organization and principal activities	12 Months Ended
Dec. 31, 2025
Organization and principal activities
Organization and principal activities
1.	Organization and principal activities

DouYu International Holdings Limited (the “Company” or “DouYu International”) was incorporated under the laws of Cayman Islands on January 5, 2018. The Company, its subsidiaries and the variable interest entities(“the VIEs”) and the VIEs’ subsidiaries (collectively referred to as the “Group”) operate platform on PC and mobile apps, through which users can enjoy immersive and interactive gaming and entertainment live streaming.

As of December 31, 2025, the Company’s principal subsidiaries, VIEs and VIE’s subsidiaries are as follows:

	Date of	Place of	Percentage of
	incorporation/	incorporation/	direct/indirect
	establishment	establishment	ownership
Wholly owned subsidiaries
Wuhan Douyu Culture Network Technology Co., Ltd. (“Douyu Yule”)	April 2, 2018	Wuhan	100%
DouYu Network Inc.	January 12, 2018	The British Virgin Islands	100%
Douyu Hongkong Limited	January 24, 2018	Hong Kong	100%
Gogo Glocal Holding Limited (“Gogo Glocal”)	October 8, 2018	Cayman	100%
Betta Fish Inc.	July 10, 2019	The British Virgin Islands	100%

VIEs
Wuhan Douyu Internet Technology Co., Ltd. (“Wuhan Douyu”)	May 8, 2015	Wuhan	100%
Wuhan Ouyue Online TV Co., Ltd. (“Wuhan Ouyue”)	February 3, 2016	Wuhan	100%

VIEs’ subsidiaries
Wuhan Yu Leyou Internet Technology Co., Ltd.	November 9, 2016	Wuhan	100%